Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	Alpha and Omega Semiconductor Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-34717
Entity Tax Identification Number	77-0553536
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	408
Local Phone Number	830-9742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001387467
Title of 12(b) Security	Common Shares
Trading Symbol	AOSL
Security Exchange Name	NASDAQ